Patents and Licenses	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Patents and Licenses
8.	PATENTS AND LICENSES

Cost
Balance, January 1, 2018	$670,430
Additions	67,608
Effect of changes in foreign exchange rates	(352)

Balance, December 31, 2018	737,686
Additions	77,037
Disposals (1)	(29,696)

Balance, December 31, 2019	785,027
Additions	52,075

Balance, December 31, 2020	837,102

Accumulated Amortization
Balance, January 1, 2018	214,180
Amortization	56,792

Balance, December 31, 2018	270,972
Amortization	61,671

Balance, December 31, 2019	332,643
Amortization	65,782

Balance, December 31, 2020	398,425

Carrying Amounts

At December 31, 2018	$466,714

At December 31, 2019	$452,384

At December 31, 2020	$438,677

(1)	On November 8, 2019, the Company disposed of certain patents unrelated to the Company’s technology on the sale of DenseLight.